Note 5 - Securities	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
5.	Securities:

As at October 31, 2022, the Bank held securities totalling $141.6 million (2021 - $nil), comprised of a series of Government of Canada Treasury Bills and a US Government Treasury Bill. The series of Government of Canada Treasury Bills were purchased for $116.5 million with a face value totaling $117.5 million, resulting in a weighted average yield of 3.10% on the instruments, and with maturities ranging from November 8, 2022 to May 25, 2023. The US Government Treasury Bill was purchased for USD $17.99 million ($24.5 million) with a face value of USD $18.0 million ($24.6 million), resulting in a yield of 2.64% and maturing on November 8, 2022.